Document and Entity Information	Dec. 18, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	DXC Technology Co
Amendment Flag	true
Entity Central Index Key	0001688568
Document Type	8-K/A
Document Period End Date	Dec. 18, 2023
Entity Incorporation State Country Code	NV
Entity File Number	001-38033
Entity Tax Identification Number	61-1800317
Entity Address, Address Line One	20408 Bashan Drive
Entity Address, Address Line Two	Suite 231
Entity Address, City or Town	Ashburn
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20147
City Area Code	(703)
Local Phone Number	972-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 amends the Current Report on Form 8-K filed by DXC Technology Company (the “Company” or “DXC”) on December 20, 2023 (the “Original Filing”) to disclose certain compensation arrangements for Raul J. Fernandez in connection with his appointment as Interim President and Chief Executive Officer of the Company. At the time of the Original Filing, such compensation arrangements had not been determined. Except as set forth below, the Original Filing is not being amended.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	DXC
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.750% Senior Notes Due 2026
Trading Symbol	DXC 26
Security Exchange Name	NYSE